Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated September 10, 2025, to
PROSPECTUS DATED MAY 1, 2025
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Equity Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated September 10, 2025, to
PROSPECTUS DATED MAY 1, 2025
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Moderate Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated September 10, 2025, to
PROSPECTUS DATED MAY 1, 2025
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Balanced Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated September 10, 2025, to
PROSPECTUS DATED MAY 1, 2025
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated September 10, 2025, to
PROSPECTUS DATED MAY 1, 2025
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.